Other current assets - Summary of Information about Other Current Assets (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Current Assets [Abstract]
Other receivable (note 7.2)	SFr 972	SFr 0
Accrued revenue	501	723
Prepaid expenses	345	836
VAT receivable	168	147
Deposits	9	28
Other current receivables	25	64
Total	SFr 2,020	SFr 1,798